Loans (Details 4) (Wholesale [Member], USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	$ 449	$ 1,143
TDRs on nonaccrual status	397	1,018
Additional commitments to lend to borrowers whose loans have been modified in TDRs	22	1
Commercial and industrial [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	156	212
TDRs on nonaccrual status	105	163
Additional commitments to lend to borrowers whose loans have been modified in TDRs	4	1
Real estate [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	270	907
TDRs on nonaccrual status	269	831
Additional commitments to lend to borrowers whose loans have been modified in TDRs	18	0
Financial institutions [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	1	1
TDRs on nonaccrual status	1	1
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Government agencies [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	22	22
TDRs on nonaccrual status	22	22
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Other [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	0	1
TDRs on nonaccrual status	0	1
Additional commitments to lend to borrowers whose loans have been modified in TDRs	$ 0	$ 0